Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	May 31, 2022	May 31, 2021	Nov. 30, 2021	Nov. 30, 2020
Cash flows from operating activities
Net loss	$ (11,958)	$ (72,953)	$ (441,324)	$ (129,745)
Adjustments to reconcile net loss to net cash used in operating activities
Common stock issued for services			2,500
Changes in operating assets and liabilities
Increase in accounts receivable	(331)
Increase in prepaid expenses	(77,593)
increase in inventory	(12,893)
Accounts payable and accrued expenses	(191,071)	30,575	195,266	44,990
Accounts payable and accrued expenses - related party	470,238	42,378	39,531	84,755
Net cash used in operating activities	176,392		(204,027)
Cash flow from financing activities
Proceeds from issuance of common stock	249,991
Proceeds from issuance of preferred stock			300,000
Net cash provided by financing activities	249,991		300,000
Net increase in cash and cash equivalents	426,383		95,973
Cash and cash equivalents at beginning of period	95,973
Cash and cash equivalents at end of period	522,356		95,973
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of cash flow information:
Conversion of series A preferred stock to notes payable - related party			(1,000,000)
Common stock issued for accrued severance			37,500
Common stock issued for accrued salary - related party			$ 54,615